Note 3 - Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
NOTE
3
Other Comprehensive
(Loss)
Income
The components of other comprehensive
(loss) income and the related tax effects were as follows:

	For the years ended December 31,
	2017			2016			2015
(Dollars in thousands )	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Securities available for sale:
Gross unrealized gains (losses) arising during the period	$33	12	21	(1,016)	(404)	(612)	344	137	207
Less reclassification of net ( losses) gains included in net income	0	0	0	(10)	(4)	(6)	6	3	3
Net unrealized gains (losses) arising during the period..	33	12	21	(1,006)	(400)	(606)	338	134	204
Reclassification of certain income tax effects from accumulated other comprehensive income	0	(158)	158	0	0	0	0	0	0
Other comprehensive (loss) income	$33	170	(137)	(1,006)	(400)	(606)	338	134	204